Derivative financial instruments and Short positions (Details 4) - BRL (R$) R$ in Thousands		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional		R$ 393,351,898				R$ 278,752,387
Option contract [member]
IfrsStatementLineItems [Line Items]
Notional		1,150,540,616		R$ 1,130,172,099		2,043,286,085
Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional		278,348,786		287,984,278		270,258,566
Forward Contracts and Others [Member]
IfrsStatementLineItems [Line Items]
Notional		152,669,932				165,663,806
Option Contract 2 [Member]
IfrsStatementLineItems [Line Items]
Notional				1,130,172,099		2,043,286,084
Forward Contracts And Other [Member]
IfrsStatementLineItems [Line Items]
Notional				167,611,313		163,040,700
Assets [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional		393,351,898		418,137,448		R$ 278,752,387
Stock Exchange [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Notional	[1]	1,076,649,948
Stock Exchange [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional		278,348,786	[1]	287,984,278	[2]
Stock Exchange [Member] | Forward Contracts and Others [Member]
IfrsStatementLineItems [Line Items]
Notional	[1]	6,790,867
Stock Exchange [Member] | Option Contract 2 [Member]
IfrsStatementLineItems [Line Items]
Notional	[2]			1,094,484,434
Stock Exchange [Member] | Forward Contracts And Other [Member]
IfrsStatementLineItems [Line Items]
Notional	[2]			7,108,898
Stock Exchange [Member] | Assets [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional		45,837,011	[1]	111,418,682	[2]
Over the Counter [Member] | Option contract [member]
IfrsStatementLineItems [Line Items]
Notional		73,890,668
Over the Counter [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional
Over the Counter [Member] | Forward Contracts and Others [Member]
IfrsStatementLineItems [Line Items]
Notional		145,879,065
Over the Counter [Member] | Option Contract 2 [Member]
IfrsStatementLineItems [Line Items]
Notional				35,687,665
Over the Counter [Member] | Forward Contracts And Other [Member]
IfrsStatementLineItems [Line Items]
Notional				160,502,415
Over the Counter [Member] | Assets [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional		R$ 347,514,887		R$ 306,718,767

[1]	Includes trades with B3 S.A.
[2]	Includes trades with B3 S.A.